Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,179,299	$ 3,127,091		$ 3,238,435		$ 3,522,010
Loss	0	(1)	[1]	(75)	[1]
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	51,344	78,075		86,264
Gain	15,068	22,728		14,879
Loss	0	0		(75)
Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				42,000
Gain				0
Loss				0
Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				6,615
Gain				442
Loss				0
V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				37,620
Gain				14,408
Loss				0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	0			29
Gain	4,500			29
Loss	0			(75)
Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		21,003
Gain		8,298
Loss		0
Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		20,072
Gain		12,830
Loss		0
TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		37,000
Gain		1,600
Loss		0
VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	35,370
Gain	1,163
Loss	0
Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	15,974
Gain	9,404
Loss	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,115,574	4,934,443		4,909,134		$ 4,931,598
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	39,523	55,347		71,385
Book Value | Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				42,000
Book Value | Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				6,173
Book Value | V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				23,212
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	0			$ 0
Book Value | Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		12,705
Book Value | Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		7,242
Book Value | TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 35,400
Book Value | VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	32,953
Book Value | Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 6,570

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.